Derivative financial instruments	12 Months Ended
Dec. 31, 2019
Disclosure Of Financial Assets And Liabilities [Abstract]
Derivative financial instruments

15 Derivative financial instruments

The fair values of derivatives are determined based on market data (primarily yield curves, implied volatilities and exchange rates) to calculate the present value of all estimated flows associated with each derivative at the balance sheet date. In the absence of sufficient market data, fair values would be based on the quoted market price of similar derivatives. The classification of these derivative assets and liabilities under the IFRS 13 fair value hierarchy is given in note 22.

	2019		2018

	Assets £m	Liabilities £m	Assets £m	Liabilities £m

Fair value hedges

– interest rate swaps	177	62	181	83

– cross-currency swaps	191	-	282	–

Cash flow hedges

– interest rate swaps	-	187	–	98

– cross-currency swaps	114	84	149	56

– forward foreign currency contracts	57	50	61	42

Net investment hedges

– forward foreign currency contracts	178	19	10	174

Held-for-trading*

– interest rate swaps	3	6	6	–

– forward foreign currency contracts	45	60	46	63

Total	765	468	735	516

Current	313	181	179	302

Non-current	452	287	556	214

	765	468	735	516

Derivatives

– in respect of net debt	527	384	647	269

– other	238	84	88	247

	765	468	735	516

*

Derivatives which do not meet the tests for hedge accounting under IFRS 9 or which are not designated as hedging instruments are referred to as “held-for-trading”. These derivatives principally consist of forward foreign currency contracts which have not been designated as hedges due to their value changes offsetting with other components of net finance costs relating to financial assets and financial liabilities. The Group does not use derivatives for speculative purposes. All derivatives are undertaken for risk management purposes.

For cash flow hedges, the timing of expected cash flows is as follows: assets of £171 million (2018: £210 million) of which £51 million (2018: £59 million) is expected within one year and £114 million (2018: £149 million) beyond five years and liabilities of £321 million (2018: £196 million) of which £75 million (2018: £39 million) is expected within one year and £163 million (2018: £113 million) beyond five years.

The Group’s cash flow hedges are principally in respect of sales or purchases of inventory and certain debt instruments. A certain number of forward foreign currency contracts were used to manage the currency profile of external borrowings and are reflected in the currency table in note 19. Interest rate swaps have been used to manage the interest rate profile of external borrowings and are reflected in the re-pricing table in note 19.

The tables below set out the maturities of the Group’s derivative financial instruments on an undiscounted contractual basis, based on spot rates.

The maturity dates of all gross-settled derivative financial instruments are as follows:

	2019				2018

	Assets		Liabilities		Assets		Liabilities

	Inflow £m	Outflow £m	Inflow £m	Outflow £m	Inflow £m	Outflow £m	Inflow £m	Outflow £m

Within one year

– forward foreign currency contracts	10,168	(9,367)	8,534	(8,069)	7,081	(6,526)	9,876	(9,749)

– cross-currency swaps	35	(38)	18	(62)	55	(54)	33	(92)

Between one and two years

– forward foreign currency contracts	548	(524)	278	(263)	332	(330)	449	(441)

– cross-currency swaps	811	(765)	969	(1,012)	36	(43)	20	(73)

Between two and three years

– cross-currency swaps	15	(23)	17	(36)	830	(771)	1,008	(1,075)

Between three and four years

– cross-currency swaps	725	(590)	683	(679)	15	(26)	17	(38)

Between four and five years

– cross-currency swaps	9	(15)	10	(15)	733	(592)	690	(730)

Beyond five years

– cross-currency swaps	762	(609)	460	(435)	754	(625)	469	(490)

	13,073	(11,931)	10,969	(10,571)	9,836	(8,967)	12,562	(12,688)

The maturity dates of net-settled derivative financial instruments, which primarily relate to interest rate swaps, are as follows:

		2019		2018

	Assets Inflow £m	Liabilities Outflow £m	Assets Inflow £m	Liabilities Outflow £m

Within one year	44	44	53	40

Between one and two years	25	39	48	19

Between two and three years	25	39	45	15

Between three and four years	10	21	26	13

Between four and five years	43	63	23	15

Beyond five years	182	263	15	23

	329	469	210	125

The items designated as hedging instruments are as follows:

		2019		2018

	Nominal amount	Changes in fair	Nominal amount	Changes in fair
	of hedging	value used for	of hedging	value used for
	instrument	calculating	instrument	calculating
		hedge ineffectiveness		hedge ineffectiveness
	£m	£m	£m	£m

Interest rate risk exposure:

Fair value hedges

– interest rate swaps	3,065	73	4,470	11

– cross-currency swaps	1,436	(72)	1,561	19

Cash flow hedges

– interest rate swaps	4,068	(103)	2,715	(98)

– cross-currency swaps	2,695	(61)	2,856	(91)

Foreign currency risk exposure:

Cash flow hedges

– forward foreign currency contracts	3,827	(3)	3,574	(4)

Net investment hedges (derivative related)

– forward foreign currency contracts	5,274	161	5,291	(166)

Net investment hedges (non-derivative related)

– debt (carrying value) in borrowings designated as net investment hedges of net assets	372	22	4,647	(226)